UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Unconstrained Income Fund

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 57.2%
Consumer Discretionary 7.8%
AMC Entertainment, Inc.:
8.0%, 3/1/2014 (b)		225,000	224,438
8.75%, 6/1/2019		535,000	564,425
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		95,000	104,381
American Achievement Corp., 144A, 10.875%, 4/15/2016		275,000	203,500
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		465,000	494,644
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		555,000	584,137
9.625%, 3/15/2018		240,000	262,200
Block Communications, Inc., 144A, 7.25%, 2/1/2020		385,000	391,737
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018 (b)		545,000	569,525
Cablevision Systems Corp.:
7.75%, 4/15/2018		65,000	69,388
8.0%, 4/15/2020		65,000	71,175
Caesar's Entertainment Operating Co., Inc., 11.25%, 6/1/2017		1,610,000	1,744,837
CCO Holdings LLC:
6.5%, 4/30/2021		1,320,000	1,372,800
6.625%, 1/31/2022		195,000	202,800
7.0%, 1/15/2019		125,000	132,813
7.25%, 10/30/2017		520,000	560,300
7.375%, 6/1/2020		55,000	59,400
7.875%, 4/30/2018		220,000	238,700
8.125%, 4/30/2020		145,000	160,406
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,825,000	1,943,625
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020 (c)		150,000	153,375
Clear Channel Communications, Inc., 9.0%, 3/1/2021		145,000	126,150
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		80,000	87,800
Series B, 9.25%, 12/15/2017		125,000	137,813
Crown Media Holdings, Inc., 10.5%, 7/15/2019		325,000	346,125
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		145,000	135,938
DISH DBS Corp.:
6.625%, 10/1/2014		335,000	360,125
6.75%, 6/1/2021		55,000	59,950
7.125%, 2/1/2016		620,000	680,450
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		270,000	169
Ford Motor Co., 7.45%, 7/16/2031 (b)		370,000	456,025
Gannett Co., Inc., 9.375%, 11/15/2017		240,000	264,600
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		235,000	237,938
Hertz Corp.:
6.75%, 4/15/2019		90,000	92,925
7.5%, 10/15/2018		905,000	968,350
8.875%, 1/1/2014		133,000	133,831
Hughes Satellite Systems Corp., 144A, 7.625%, 6/15/2021		245,000	258,475
Kabel BW GmbH, 144A, 7.5%, 3/15/2019		445,000	475,037
Lear Corp.:
7.875%, 3/15/2018		220,000	239,800
8.125%, 3/15/2020		220,000	245,575
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		365,000	381,425
Limited Brands, Inc., 7.0%, 5/1/2020		120,000	133,200
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		580,000	606,100
Macy's Retail Holdings, Inc.:
3.875%, 1/15/2022		445,000	455,904
5.125%, 1/15/2042		490,000	510,206
7.875%, 7/15/2015		45,000	52,868
Mattel, Inc., 5.45%, 11/1/2041		836,600	883,421
Mediacom Broadband LLC, 8.5%, 10/15/2015		635,000	654,844
Mediacom LLC:
144A, 7.25%, 2/15/2022 (c)		115,000	116,006
9.125%, 8/15/2019		200,000	217,000
MGM Resorts International:
7.625%, 1/15/2017		585,000	582,075
144A, 8.625%, 2/1/2019 (b)		855,000	889,200
9.0%, 3/15/2020		460,000	518,650
10.375%, 5/15/2014		195,000	222,300
11.125%, 11/15/2017		245,000	278,687
Michaels Stores, Inc., 13.0%, 11/1/2016		140,000	149,436
National CineMedia LLC, 7.875%, 7/15/2021		275,000	276,031
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		155,000	161,008
Norcraft Companies LP, 10.5%, 12/15/2015		520,000	482,300
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		430,000	434,300
Penske Automotive Group, Inc., 7.75%, 12/15/2016		880,000	910,800
PVH Corp., 7.375%, 5/15/2020		150,000	165,750
Regal Entertainment Group, 9.125%, 8/15/2018		190,000	208,050
Sabre Holdings Corp., 8.35%, 3/15/2016		335,000	258,788
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		280,000	294,000
144A, 7.804%, 10/1/2020		350,000	343,084
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		400,000	354,000
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		915,000	1,022,512
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		525,000	564,375
Standard Pacific Corp.:
8.375%, 5/15/2018		605,000	614,075
10.75%, 9/15/2016		430,000	478,375
Toys "R" Us, Inc., 7.375%, 10/15/2018		270,000	241,650
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		195,000	197,925
Travelport LLC, 9.0%, 3/1/2016 (b)		80,000	43,800
UCI International, Inc., 8.625%, 2/15/2019		130,000	131,463
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	455,000	632,360
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,155,000	1,247,400
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	59,700
144A, 7.875%, 11/1/2020		135,000	140,400
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	535,000	689,309
144A, 9.75%, 4/15/2018	EUR	445,000	608,276
Valassis Communications, Inc., 6.625%, 2/1/2021		190,000	188,575
Videotron Ltd., 9.125%, 4/15/2018		225,000	249,750
Visteon Corp., 6.75%, 4/15/2019		455,000	449,312
Wyndham Worldwide Corp., 5.75%, 2/1/2018		865,000	919,809
Wynn Las Vegas LLC, 7.75%, 8/15/2020		275,000	310,750
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		360,000	384,300

			35,129,231
Consumer Staples 2.1%
Alliance One International, Inc., 10.0%, 7/15/2016		145,000	141,013
Altria Group, Inc., 9.95%, 11/10/2038		855,000	1,322,831
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		355,000	317,725
B&G Foods, Inc., 7.625%, 1/15/2018		200,000	215,250
Central Garden & Pet Co., 8.25%, 3/1/2018		210,000	211,575
Darling International, Inc., 8.5%, 12/15/2018		485,000	543,200
Del Monte Corp., 7.625%, 2/15/2019		435,000	427,931
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		175,000	186,375
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		470,000	442,975
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		165,000	166,238
NBTY, Inc., 9.0%, 10/1/2018		140,000	154,700
Pilgrim's Pride Corp., 7.875%, 12/15/2018		300,000	285,750
Post Holdings, Inc., 144A, 7.375%, 2/15/2022 (c)		230,000	238,050
Reynolds American, Inc., 6.75%, 6/15/2017		800,000	932,079
Rite Aid Corp.:
7.5%, 3/1/2017		25,000	25,500
8.0%, 8/15/2020		440,000	488,400
Safeway, Inc., 4.75%, 12/1/2021		798,000	832,743
Smithfield Foods, Inc.:
7.75%, 7/1/2017		1,315,000	1,487,594
10.0%, 7/15/2014		420,000	493,500
Stater Bros. Holdings, Inc., 7.375%, 11/15/2018 (b)		185,000	198,413
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		175,000	182,000
TreeHouse Foods, Inc., 7.75%, 3/1/2018		265,000	285,537

			9,579,379
Energy 7.0%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		143,000	143,536
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		370,000	367,225
Anadarko Petroleum Corp., 6.375%, 9/15/2017		1,265,000	1,496,247
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019 (b)		125,000	125,313
7.25%, 10/1/2020		110,000	110,550
144A, 7.25%, 6/15/2021		200,000	201,000
8.75%, 8/1/2016		365,000	397,850
Atwood Oceanics, Inc., 6.5%, 2/1/2020		110,000	113,850
Berry Petroleum Co.:
6.75%, 11/1/2020		270,000	280,800
10.25%, 6/1/2014		235,000	267,313
Bill Barrett Corp.:
7.625%, 10/1/2019		65,000	66,138
9.875%, 7/15/2016		190,000	208,050
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		130,000	130,000
8.625%, 10/15/2020		300,000	316,500
Bristow Group, Inc., 7.5%, 9/15/2017		260,000	270,400
Chesapeake Energy Corp.:
6.125%, 2/15/2021 (b)		245,000	241,325
6.875%, 11/15/2020		245,000	251,125
Chesapeake Midstream Partners LP, 144A, 6.125%, 7/15/2022		335,000	340,862
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		145,000	145,725
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		575,000	645,437
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		125,000	135,000
8.5%, 12/15/2019		115,000	125,638
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		90,000	88,875
8.0%, 4/1/2017		935,000	1,009,800
8.25%, 4/1/2020		360,000	390,150
Continental Resources, Inc.:
7.125%, 4/1/2021		175,000	193,375
7.375%, 10/1/2020		185,000	203,963
8.25%, 10/1/2019		85,000	94,775
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		960,000	967,200
Crosstex Energy LP, 8.875%, 2/15/2018		305,000	330,925
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		430,000	443,975
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		580,000	591,600
El Paso Corp., 7.25%, 6/1/2018		280,000	312,006
Energy Transfer Equity LP, 7.5%, 10/15/2020		215,000	237,575
Energy Transfer Partners LP, 5.2%, 2/1/2022		860,000	908,182
EQT Corp., 4.875%, 11/15/2021		855,000	869,644
Frontier Oil Corp.:
6.875%, 11/15/2018		280,000	287,000
8.5%, 9/15/2016		40,000	42,800
Genesis Energy LP, 7.875%, 12/15/2018		250,000	256,250
Global Geophysical Services, Inc., 10.5%, 5/1/2017		730,000	682,550
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		140,000	147,700
Holly Energy Partners LP, 8.25%, 3/15/2018		305,000	323,300
HollyFrontier Corp., 9.875%, 6/15/2017		450,000	501,750
Inergy LP:
6.875%, 8/1/2021		66,000	63,030
7.0%, 10/1/2018		345,000	335,512
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		1,750,000	1,771,875
Kinder Morgan Energy Partners LP, 5.8%, 3/1/2021		1,144,000	1,289,767
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		165,000	174,900
Linn Energy LLC:
144A, 6.5%, 5/15/2019		315,000	318,150
7.75%, 2/1/2021		350,000	377,125
MEG Energy Corp., 144A, 6.5%, 3/15/2021		240,000	250,800
Newfield Exploration Co., 7.125%, 5/15/2018		660,000	696,300
Nexen, Inc., 5.875%, 3/10/2035		425,000	447,395
Oasis Petroleum, Inc., 6.5%, 11/1/2021		170,000	171,700
Offshore Group Investments Ltd., 11.5%, 8/1/2015		35,000	38,763
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		140,000	144,200
144A, 6.25%, 11/15/2021		160,000	164,800
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		900,000	713,250
Plains Exploration & Production Co.:
6.75%, 2/1/2022		425,000	462,187
7.625%, 6/1/2018		345,000	369,150
Quicksilver Resources, Inc., 11.75%, 1/1/2016		255,000	272,213
Range Resources Corp., 6.75%, 8/1/2020		105,000	114,975
Regency Energy Partners LP:
6.875%, 12/1/2018		205,000	222,425
9.375%, 6/1/2016		800,000	888,000
Reliance Holdings U.S.A., Inc., 144A, 6.25%, 10/19/2040		750,000	706,219
Sabine Pass LNG LP, 7.5%, 11/30/2016		100,000	104,250
SandRidge Energy, Inc.:
7.5%, 3/15/2021		310,000	314,650
144A, 8.0%, 6/1/2018		275,000	284,625
SESI LLC:
6.375%, 5/1/2019		245,000	254,188
144A, 7.125%, 12/15/2021		700,000	759,500
Stone Energy Corp.:
6.75%, 12/15/2014		430,000	426,775
8.625%, 2/1/2017		275,000	282,563
SunCoke Energy, Inc., 7.625%, 8/1/2019		185,000	186,850
Swift Energy Co., 144A, 7.875%, 3/1/2022		435,000	431,737
Transocean, Inc., 6.5%, 11/15/2020		1,285,000	1,423,049
Venoco, Inc., 8.875%, 2/15/2019		615,000	528,900
WPX Energy, Inc.:
144A, 5.25%, 1/15/2017		470,000	470,000
144A, 6.0%, 1/15/2022		345,000	343,706
Xinergy Corp., 144A, 9.25%, 5/15/2019		360,000	291,600

			31,358,408
Financials 16.1%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		780,000	760,500
Akbank TAS, 144A, 5.125%, 7/22/2015		855,000	832,770
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		520,000	447,200
Ally Financial, Inc.:
6.25%, 12/1/2017		570,000	587,100
8.0%, 3/15/2020		650,000	715,000
8.3%, 2/12/2015		810,000	893,527
Alrosa Finance SA, 144A, 7.75%, 11/3/2020		1,800,000	1,860,750
American International Group, Inc.:
Series G, 5.6%, 10/18/2016		855,000	886,696
7.25%, 5/23/2022		850,000	840,225
American Tower Corp., (REIT), 4.5%, 1/15/2018		875,000	893,714
AmeriGas Finance LLC:
6.75%, 5/20/2020		110,000	110,000
7.0%, 5/20/2022		110,000	110,275
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		310,000	322,400
9.375%, 12/1/2017		425,000	466,438
Ardagh Packaging Finance PLC, 144A, 9.125%, 10/15/2020		275,000	277,750
Aristotle Holding, Inc., 144A, 4.75%, 11/15/2021		855,000	904,751
Ashton Woods U.S.A. LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		280,800	226,044
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		542,400	558,672
Banco Bradesco SA, 144A, 4.5%, 1/12/2017 (b)		800,000	816,000
Banco de Bogota SA, 144A, 5.0%, 1/15/2017		1,300,000	1,322,100
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		712,000	714,492
Bank of America Corp., 5.0%, 5/13/2021		1,455,000	1,423,841
Berkshire Hathaway, Inc., 1.9%, 1/31/2017		770,000	782,116
BG Energy Capital PLC, 144A, 4.0%, 10/15/2021		680,000	728,902
BHP Billiton Finance U.S.A. Ltd., 3.25%, 11/21/2021		1,120,000	1,175,265
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		800,000	787,200
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		1,085,000	1,169,087
Case New Holland, Inc., 7.75%, 9/1/2013		225,000	243,563
CCL Finance Ltd., 144A, 9.5%, 8/15/2014		900,000	1,014,750
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		1,650,000	1,678,875
144A, 7.0%, 5/4/2015		820,000	824,100
144A, 7.0%, 5/2/2017 (b)		2,045,000	2,050,112
Citigroup, Inc.:
4.45%, 1/10/2017		1,215,000	1,266,828
5.875%, 1/30/2042		355,000	367,518
CNA Financial Corp., 5.75%, 8/15/2021		435,000	459,357
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/2017		880,000	905,708
Country Garden Holdings Co., 144A, 11.125%, 2/23/2018		800,000	750,000
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		360,000	395,100
E*TRADE Financial Corp.:
6.75%, 6/1/2016		760,000	756,200
12.5%, 11/30/2017		840,000	972,300
Export Credit Bank of Turkey, 144A, 5.375%, 11/4/2016		1,250,000	1,237,500
Felcor Lodging LP, (REIT), 6.75%, 6/1/2019		430,000	418,713
Ford Motor Credit Co., LLC:
5.875%, 8/2/2021		325,000	355,371
6.625%, 8/15/2017		350,000	391,564
7.5%, 8/1/2012		2,500,000	2,568,965
8.125%, 1/15/2020		100,000	122,319
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		230,000	236,038
144A, 5.875%, 1/31/2022		200,000	204,500
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		125,000	134,063
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		210,000	236,775
FUEL Trust, 144A, 3.984%, 6/15/2016		855,000	870,666
General Electric Capital Corp.:
4.65%, 10/17/2021		590,000	623,288
5.3%, 2/11/2021		460,000	500,407
HCP, Inc., (REIT), 5.375%, 2/1/2021		857,000	947,055
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	218,377	171
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		1,995,000	1,990,012
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014		1,000,000	1,018,750
HSBC Finance Corp., 6.676%, 1/15/2021		715,000	742,851
International Lease Finance Corp.:
5.75%, 5/15/2016		115,000	113,377
6.25%, 5/15/2019		290,000	284,177
8.625%, 9/15/2015		225,000	242,719
8.625%, 1/15/2022		310,000	334,997
8.75%, 3/15/2017		1,065,000	1,166,175
Intesa Sanpaolo SpA, 144A, 2.906% **, 2/24/2014		410,000	377,918
Jefferies Group, Inc., 5.125%, 4/13/2018		855,000	769,500
JPMorgan Chase & Co., 4.35%, 8/15/2021		1,000,000	1,020,025
Level 3 Financing, Inc.:
144A, 8.125%, 7/1/2019		435,000	438,263
144A, 8.625%, 7/15/2020		320,000	328,000
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		900,000	947,250
Morgan Stanley, 5.5%, 7/28/2021		855,000	845,426
MPT Operating Partnership LP, (REIT), 6.875%, 5/1/2021		310,000	321,625
Nara Cable Funding Ltd., 144A, 8.875%, 12/1/2018 (c)		550,000	522,500
National Money Mart Co., 10.375%, 12/15/2016		655,000	717,225
Newcrest Finance Pty Ltd., 144A, 4.45%, 11/15/2021		1,425,000	1,441,387
Nielsen Finance LLC, 11.5%, 5/1/2016		52,000	59,670
NII Capital Corp., 7.625%, 4/1/2021		415,000	425,375
Nuveen Investments, Inc.:
10.5%, 11/15/2015		645,000	672,412
144A, 10.5%, 11/15/2015		555,000	573,038
Qtel International Finance Ltd., 144A, 4.75%, 2/16/2021		730,000	740,950
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		585,000	609,862
144A, 7.125%, 4/15/2019		495,000	519,750
144A, 8.75%, 10/15/2016		450,000	479,250
SABMiller Holdings, Inc., 144A, 3.75%, 1/15/2022		745,000	775,543
Santander U.S. Debt SAU, 144A, 3.724%, 1/20/2015		855,000	814,018
Susser Holdings LLC, 8.5%, 5/15/2016		165,000	179,025
Telecom Italia Capital SA, 4.95%, 9/30/2014		1,026,000	1,005,480
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		400,000	415,000
The Goldman Sachs Group, Inc., 5.75%, 1/24/2022		950,000	984,712
Tomkins LLC, 9.0%, 10/1/2018		207,000	229,253
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		245,000	272,563
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017		855,000	696,457
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		190,000	193,800
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		225,000	235,125
Vale Overseas Ltd., 8.25%, 1/17/2034		1,250,000	1,650,157
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,630,000	1,841,900
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		2,215,000	2,381,125
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		200,000	194,000
WPP Finance 2010, 144A, 4.75%, 11/21/2021		490,000	503,346
Xstrata Finance Canada Ltd., 144A, 4.95%, 11/15/2021		685,000	731,263

			71,949,872
Health Care 2.4%
Amgen, Inc., 3.875%, 11/15/2021		1,140,000	1,187,204
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		250,000	250,625
Community Health Systems, Inc., 8.875%, 7/15/2015		286,000	297,440
Gilead Sciences, Inc., 5.65%, 12/1/2041		855,000	974,591
HCA Holdings, Inc., 7.75%, 5/15/2021		615,000	644,212
HCA, Inc.:
6.5%, 2/15/2020		1,245,000	1,319,700
7.5%, 2/15/2022		935,000	1,000,450
7.875%, 2/15/2020		2,020,000	2,209,375
8.5%, 4/15/2019		200,000	222,000
9.875%, 2/15/2017		484,000	529,375
Mylan, Inc., 144A, 7.875%, 7/15/2020		95,000	105,450
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		320,000	332,800
STHI Holding Corp., 144A, 8.0%, 3/15/2018		355,000	376,744
Tenet Healthcare Corp., 144A, 6.25%, 11/1/2018		660,000	691,350
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		415,000	438,863

			10,580,179
Industrials 4.6%
Accuride Corp., 9.5%, 8/1/2018		400,000	412,000
Actuant Corp., 6.875%, 6/15/2017		150,000	156,000
Aguila 3 SA, 144A, 7.875%, 1/31/2018		330,000	335,363
ARAMARK Corp., 8.5%, 2/1/2015		365,000	374,125
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		110,000	113,025
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		620,000	517,700
BE Aerospace, Inc.:
6.875%, 10/1/2020		180,000	197,550
8.5%, 7/1/2018		355,000	391,388
Belden, Inc.:
7.0%, 3/15/2017		195,000	199,875
9.25%, 6/15/2019		235,000	251,450
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		200,000	209,000
Bombardier, Inc., 144A, 7.75%, 3/15/2020		260,000	295,100
Briggs & Stratton Corp., 6.875%, 12/15/2020		210,000	216,300
Casella Waste Systems, Inc., 7.75%, 2/15/2019		610,000	610,000
Cenveo Corp.:
8.875%, 2/1/2018		670,000	596,300
144A, 10.5%, 8/15/2016		45,000	38,250
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		565,000	555,112
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		176,303	102,256
Corrections Corp. of America, 7.75%, 6/1/2017		215,000	233,409
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		72,000	76,680
Deluxe Corp., 144A, 7.0%, 3/15/2019		185,000	182,225
Ducommun, Inc., 144A, 9.75%, 7/15/2018		375,000	383,438
DynCorp International, Inc., 10.375%, 7/1/2017		485,000	428,012
Florida East Coast Railway Corp., 8.125%, 2/1/2017		235,000	235,000
FTI Consulting, Inc., 6.75%, 10/1/2020		825,000	876,562
Garda World Security Corp., 144A, 9.75%, 3/15/2017		350,000	364,875
H&E Equipment Services, Inc., 8.375%, 7/15/2016		645,000	664,350
Heckler & Koch GmbH, 144A, 9.5%, 5/15/2018	EUR	425,000	378,026
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		185,000	191,475
144A, 7.125%, 3/15/2021		60,000	62,700
Interline Brands, Inc., 7.0%, 11/15/2018		300,000	315,000
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		595,000	661,194
Kansas City Southern Railway Co., 8.0%, 6/1/2015		395,000	418,700
Masco Corp., 7.125%, 3/15/2020		855,000	879,855
Meritor, Inc.:
8.125%, 9/15/2015		305,000	293,944
10.625%, 3/15/2018		340,000	340,850
Navios Maritime Holdings, Inc., 8.125%, 2/15/2019		805,000	633,937
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		310,000	254,200
Nortek, Inc., 144A, 8.5%, 4/15/2021		750,000	712,500
Oshkosh Corp.:
8.25%, 3/1/2017		70,000	74,200
8.5%, 3/1/2020		140,000	148,400
Owens Corning, Inc., 9.0%, 6/15/2019		833,000	1,019,013
Ply Gem Industries, Inc., 13.125%, 7/15/2014 (b)		540,000	510,300
RailAmerica, Inc., 9.25%, 7/1/2017		161,000	179,113
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		675,000	717,187
11.75%, 8/1/2016 (b)		95,000	100,463
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		130,000	131,950
Sitel LLC, 11.5%, 4/1/2018		520,000	379,600
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		255,000	277,313
7.5%, 10/1/2017		175,000	190,750
SPX Corp., 6.875%, 9/1/2017		125,000	139,375
Titan International, Inc., 7.875%, 10/1/2017		935,000	987,594
TransDigm, Inc., 7.75%, 12/15/2018		390,000	427,050
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016		800,000	822,146
Triumph Group, Inc., 8.0%, 11/15/2017		60,000	65,100
Tutor Perini Corp., 7.625%, 11/1/2018		320,000	311,200
United Rentals North America, Inc., 10.875%, 6/15/2016		145,000	166,025

			20,804,505
Information Technology 2.0%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		220,000	190,300
Amkor Technology, Inc.:
6.625%, 6/1/2021		55,000	55,825
7.375%, 5/1/2018		235,000	252,331
Aspect Software, Inc., 10.625%, 5/15/2017		345,000	363,975
Avaya, Inc., 144A, 7.0%, 4/1/2019		875,000	853,125
CDW LLC, 11.0%, 10/12/2015		55,000	57,750
CommScope, Inc., 144A, 8.25%, 1/15/2019		510,000	530,400
eAccess Ltd., 144A, 8.25%, 4/1/2018		350,000	332,500
Equinix, Inc.:
7.0%, 7/15/2021		255,000	276,675
8.125%, 3/1/2018		825,000	915,750
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		100,000	109,500
144A, 7.625%, 7/15/2017		55,000	59,950
First Data Corp.:
144A, 7.375%, 6/15/2019		180,000	179,550
144A, 8.875%, 8/15/2020		485,000	516,525
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,145,000	1,250,912
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	164,938
MasTec, Inc., 7.625%, 2/1/2017		270,000	281,475
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		265,000	268,975
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		310,000	331,700
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		310,000	316,200
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		1,035,000	1,071,225
10.625%, 5/15/2015		300,000	319,125
Unisys Corp., 144A, 12.75%, 10/15/2014		203,000	228,883

			8,927,589
Materials 6.3%
Aleris International, Inc., 7.625%, 2/15/2018		235,000	237,938
APERAM:
144A, 7.375%, 4/1/2016		225,000	196,875
144A, 7.75%, 4/1/2018		270,000	230,850
Appleton Papers, Inc., 11.25%, 12/15/2015		111,000	99,900
Ball Corp.:
7.125%, 9/1/2016		135,000	147,150
7.375%, 9/1/2019		135,000	150,525
Berry Plastics Corp., 8.25%, 11/15/2015		540,000	579,150
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	205,000	238,654
Boise Paper Holdings LLC, 8.0%, 4/1/2020		160,000	171,200
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		256,058	256,058
Celanese U.S. Holdings LLC, 6.625%, 10/15/2018		195,000	210,600
Celulosa Arauco y Constitucion SA, 144A, 4.75%, 1/11/2022		800,000	793,477
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		925,000	823,250
China Oriental Group Co., Ltd., 144A, 8.0%, 8/18/2015		400,000	360,000
Clearwater Paper Corp., 7.125%, 11/1/2018		385,000	407,137
Clondalkin Acquisition BV, 144A, 2.546% **, 12/15/2013		215,000	202,100
Compass Minerals International, Inc., 8.0%, 6/1/2019		235,000	257,325
Crown Americas LLC:
6.25%, 2/1/2021		55,000	59,813
7.625%, 5/15/2017		230,000	253,000
CSN Resources SA, 144A, 6.5%, 7/21/2020		400,000	423,200
Dow Chemical Co., 5.25%, 11/15/2041		1,395,000	1,516,256
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,320,000	1,313,400
Exopack Holding Corp., 10.0%, 6/1/2018		245,000	257,250
FMG Resources (August 2006) Pty Ltd.:
144A, 7.0%, 11/1/2015		140,000	144,550
144A, 8.25%, 11/1/2019		580,000	622,050
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		468,054	428,503
10.0%, 3/31/2015		460,160	451,877
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		855,000	966,513
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	76,300
9.5%, 6/15/2017		630,000	694,575
Greif, Inc., 7.75%, 8/1/2019		995,000	1,099,475
Hexcel Corp., 6.75%, 2/1/2015		393,000	396,439
Huntsman International LLC:
8.625%, 3/15/2020 (b)		360,000	395,100
8.625%, 3/15/2021 (b)		140,000	153,650
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		300,000	309,750
International Paper Co., 7.95%, 6/15/2018		855,000	1,067,032
JMC Steel Group, 144A, 8.25%, 3/15/2018		360,000	369,000
Koppers, Inc., 7.875%, 12/1/2019		365,000	385,075
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		360,000	376,650
LyondellBasell Industries NV, 144A, 6.0%, 11/15/2021		110,000	119,625
Momentive Performance Materials, Inc., 9.5%, 1/15/2021	EUR	390,000	424,691
NewMarket Corp., 7.125%, 12/15/2016		455,000	468,650
Novelis, Inc.:
8.375%, 12/15/2017		930,000	1,020,675
8.75%, 12/15/2020 (b)		545,000	609,037
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	174,723
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		418,000	468,160
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		555,000	580,669
Polymer Group, Inc., 7.75%, 2/1/2019		315,000	333,112
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		675,000	769,500
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		285,000	295,688
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		175,000	193,813
144A, 8.375%, 9/15/2021		175,000	196,875
Silgan Holdings, Inc., 7.25%, 8/15/2016		440,000	474,100
Solo Cup Co., 10.5%, 11/1/2013		965,000	979,475
Southern Copper Corp., 6.75%, 4/16/2040		850,000	898,885
United States Steel Corp., 7.375%, 4/1/2020 (b)		445,000	451,675
Verso Paper Holdings LLC, 8.75%, 2/1/2019 (b)		140,000	77,700
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		805,000	823,112
Volcan Cia Minera SAA, 144A, 5.675%, 2/2/2022 (c)		900,000	906,975
Vulcan Materials Co., 6.5%, 12/1/2016		630,000	661,500
Wolverine Tube, Inc., 6.0%, 6/28/2014		67,063	60,551

			28,110,838
Telecommunication Services 6.0%
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		1,555,000	1,689,119
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		575,000	591,531
8.375%, 10/15/2020		1,030,000	1,055,750
8.75%, 3/15/2018		735,000	707,437
CPI International, Inc., 8.0%, 2/15/2018		270,000	232,200
Cricket Communications, Inc.:
7.75%, 10/15/2020 (b)		1,840,000	1,752,600
10.0%, 7/15/2015		430,000	442,900
Crown Castle International Corp., 9.0%, 1/15/2015		565,000	615,850
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		480,000	505,200
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,525,000	1,601,250
ERC Ireland Preferred Equity Ltd., 144A, 8.462% **, 2/15/2017 (PIK)	EUR	290,809	475
Frontier Communications Corp.:
7.875%, 4/15/2015		60,000	61,950
8.25%, 4/15/2017		375,000	377,813
8.5%, 4/15/2020		500,000	495,000
8.75%, 4/15/2022		65,000	64,350
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		695,000	725,406
144A, 7.5%, 4/1/2021		905,000	950,250
8.5%, 11/1/2019		620,000	671,150
11.25%, 6/15/2016		330,000	349,800
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,375,000	1,388,750
11.5%, 2/4/2017 (PIK)		1,804,687	1,813,710
iPCS, Inc., 2.554% **, 5/1/2013		110,000	104,500
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		390,000	387,075
7.875%, 9/1/2018		445,000	469,475
Pacnet Ltd., 144A, 9.25%, 11/9/2015		230,000	210,450
Qwest Communications International, Inc.:
7.125%, 4/1/2018		295,000	315,650
8.0%, 10/1/2015		655,000	702,488
Qwest Corp., 7.625%, 6/15/2015		1,220,000	1,388,929
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		190,000	205,675
8.25%, 8/15/2019		115,000	125,350
Sprint Nextel Corp.:
8.375%, 8/15/2017		320,000	297,600
144A, 9.0%, 11/15/2018		1,575,000	1,697,062
Syniverse Holdings, Inc., 9.125%, 1/15/2019		140,000	150,850
Telefonica Emisiones SAU, 6.421%, 6/20/2016		855,000	915,697
Telesat Canada, 11.0%, 11/1/2015		875,000	936,250
West Corp.:
7.875%, 1/15/2019		290,000	303,775
8.625%, 10/1/2018		75,000	78,750
Windstream Corp.:
7.0%, 3/15/2019		255,000	263,288
7.5%, 4/1/2023		345,000	357,075
7.75%, 10/15/2020		190,000	205,200
7.875%, 11/1/2017		1,255,000	1,386,775
8.125%, 9/1/2018		435,000	474,150

			27,068,555
Utilities 2.9%
Abu Dhabi National Energy Co., 144A, 5.875%, 12/13/2021		800,000	828,000
AES Corp., 8.0%, 6/1/2020		930,000	1,055,550
Calpine Corp.:
144A, 7.5%, 2/15/2021		485,000	516,525
144A, 7.875%, 7/31/2020		340,000	366,350
Centrais Eletricas Brasileiras SA, 144A, 5.75%, 10/27/2021		800,000	841,600
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		1,195,000	537,750
Ferrellgas LP, 6.5%, 5/1/2021		125,000	108,125
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		855,000	843,244
144A, 7.25%, 4/1/2016		205,000	223,450
Korea Gas Corp., 144A, 6.25%, 1/20/2042		1,800,000	1,890,641
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,710,000	2,043,450
NRG Energy, Inc.:
7.375%, 1/15/2017 (b)		1,795,000	1,855,581
7.625%, 1/15/2018		215,000	210,700
8.25%, 9/1/2020		225,000	221,625
Suburban Propane Partners LP, 7.375%, 3/15/2020		90,000	94,500
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		295,000	87,762
The Toledo Edison Co., 7.25%, 5/1/2020		1,040,000	1,308,295

			13,033,148

Total Corporate Bonds (Cost $248,281,007)			256,541,704
Asset-Backed 1.1%
Home Equity Loans
Arch Bay Asset-Backed Securities, "M", Series 2010-2, 144A, 5.0%, 4/25/2057		2,755,844	2,716,865
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		403,193	401,988
Citifinancial Mortgage Securities, Inc., "AFS", Series 2003-4, 5.326%, 10/25/2033		1,200,000	1,168,337
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.425% **, 1/15/2037		760,222	561,244

Total Asset-Backed (Cost $4,765,204)			4,848,434
Commercial Mortgage-Backed Securities 2.2%
Citigroup Commercial Mortgage Trust, "AMP3", Series 2006-C5, 144A, 5.684% **, 10/15/2049		748,374	708,067
CS First Boston Mortgage Securities Corp., "H", Series 2002-CKP1, 144A, 7.578% **, 12/15/2035		1,710,000	1,711,539
Greenwich Capital Commercial Funding Corp., "AM", Series 2007-GG11, 5.867%, 12/10/2049		1,710,000	1,588,115
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2006-LDP7, 5.871% **, 4/15/2045		860,000	978,863
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038		2,560,000	2,829,322
"E", Series 2005-C2, 5.536% **, 4/15/2040		1,700,000	976,745
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.444% **, 12/15/2044		860,000	960,710

Total Commercial Mortgage-Backed Securities (Cost $9,890,365)			9,753,361
Collateralized Mortgage Obligations 4.8%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.884% **, 2/25/2034		731,252	614,263
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.162% **, 12/25/2035		2,273,593	2,015,815
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		453,287	300,521
Countrywide Home Loans:
"A16", Series 2005-21, 5.0%, 10/25/2035		812,619	813,462
"2A5", Series 2004-13, 5.75%, 8/25/2034		1,411,739	1,295,696
Federal Home Loan Mortgage Corp., "A", Series 172, Interest Only, 6.5%, 1/1/2024		1,183,322	182,110
Federal National Mortgage Association:
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		1,979,778	228,410
"JS", Series 2004-59, Interest Only, 6.824% ***, 4/25/2023		3,977,656	210,089
Government National Mortgage Association:
"XA", Series 2009-118, 5.0%, 12/20/2039		1,187,655	1,192,825
"ID", Series 2003-79, Interest Only, 5.5%, 12/20/2031		846,039	33,065
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 5.527% **, 4/25/2036		2,676,060	2,138,124
MASTR Asset Securitization Trust, "1A1", Series 2005-2, 5.25%, 11/25/2035		483,397	480,571
Merrill Lynch Mortgage Investors Trust:
"2A1A", Series 2005-A9, 2.52% **, 12/25/2035		97,823	96,323
"2A", Series 2003-A6, 2.78% **, 10/25/2033		1,139,448	1,040,212
MLCC Mortgage Investors, Inc., "1A", Series 2005-2, 1.996% **, 10/25/2035		1,712,853	1,472,891
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		691,420	691,548
Vericrest Opportunity Loan Transferee:
"B1", Series 2010-NPL1, 144A, 8.0%, 5/25/2039		2,162,097	2,016,656
"A2", Series 2011-NL1A, 144A, 9.077%, 12/26/2050		1,700,000	1,695,573
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 2.478% **, 10/25/2035		455,071	413,434
Wells Fargo Mortgage-Backed Securities Trust:
"2A16", Series 2005-AR10, 2.678% **, 6/25/2035		1,775,636	1,646,091
"2A3",Series 2004-EE, 2.707% **, 12/25/2034		1,101,701	972,799
"A3", Series 2005-4, 5.0%, 4/25/2035		250,518	249,701
"B1", Series 2004-1, 5.5%, 2/25/2034		1,481,071	1,455,813
"A19", Series 2006-11, 6.0%, 9/25/2036		57,895	57,658

Total Collateralized Mortgage Obligations (Cost $21,445,255)			21,313,650
Government & Agency Obligations 16.7%
Other Government Related (d) 1.1%
Citibank NA, FDIC Guaranteed, 0.465% **, 5/7/2012		750,000	750,936
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.824% **, 12/26/2012		1,158,000	1,164,506
Nak Naftogaz Ukraine, 9.5%, 9/30/2014		900,000	867,375
Penerbangan Malaysia Bhd., 144A, 5.625%, 3/15/2016		1,800,000	2,012,634

			4,795,451
Sovereign Bonds 6.8%
Dominican Republic, 144A, 7.5%, 5/6/2021		1,600,000	1,634,400
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	766,827
Republic of Argentina:
Series NY, 8.28%, 12/31/2033		1,200,429	963,344
Series 1, 8.75%, 6/2/2017		1,800,000	1,800,000
Republic of Argentina-Inflation Linked Bond, 5.83% **, 12/31/2033	ARS	462	118
Republic of Belarus, REG S, 8.75%, 8/3/2015		855,000	795,150
Republic of Colombia:
4.375%, 7/12/2021		900,000	967,500
6.125%, 1/18/2041		1,800,000	2,160,000
Republic of Croatia, 144A, 6.375%, 3/24/2021		1,710,000	1,577,475
Republic of Ghana, 144A, 8.5%, 10/4/2017		975,000	1,077,375
Republic of Hungary, 6.375%, 3/29/2021 (b)		650,000	601,250
Republic of Indonesia, 144A, 5.25%, 1/17/2042		2,000,000	2,065,000
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,300,000	1,283,750
144A, 6.625%, 2/1/2022 (c)		800,000	813,484
Republic of Peru, 5.625%, 11/18/2050		900,000	968,400
Republic of Poland, 5.0%, 3/23/2022		2,600,000	2,636,400
Republic of South Africa, 4.665%, 1/17/2024		1,000,000	1,012,500
Republic of Turkey, 6.25%, 9/26/2022		1,800,000	1,854,000
Republic of Uruguay, 7.625%, 3/21/2036		605,000	834,900
Republic of Venezuela, 7.65%, 4/21/2025		3,420,000	2,325,600
Russian Federation, REG S, 7.5%, 3/31/2030		1,331,516	1,577,846
United Mexican States:
3.625%, 3/15/2022		1,800,000	1,815,300
5.75%, 10/12/2110		850,000	890,375

			30,420,994
U.S. Treasury Obligations 8.8%
U.S. Treasury Bills:
0.002% ****, 3/8/2012 (e)		3,476,000	3,475,861
0.03% ****, 6/28/2012 (e)		87,000	86,975
U.S. Treasury Bond, 3.875%, 8/15/2040		435,000	517,718
U.S. Treasury Notes:
0.75%, 6/15/2014		5,000,000	5,059,375
0.875%, 12/31/2016		3,000,000	3,026,484
1.5%, 7/31/2016		20,050,000	20,848,872
2.0%, 11/15/2021		5,040,700	5,128,912
2.125%, 8/15/2021		1,245,000	1,285,171

			39,429,368

Total Government & Agency Obligations (Cost $73,211,702)			74,645,813
Loan Participations and Assignments 2.5%
Senior Loans ** 1.3%
Buffets, Inc., Letter of Credit, First Lien, 13.5%, 4/22/2015		48,925	20,426
Charter Communications Operating LLC:
Replacement Term Loan, 2.27%, 3/6/2014		3,405	3,393
Term Loan C, 3.83%, 9/6/2016		1,180,165	1,175,987
Term Loan B-2, 7.25%, 3/6/2014		25,300	25,392
Clear Channel Communication, Inc., Term Loan B, 3.92%, 1/28/2016		304,458	245,204
Dunkin' Brands, Inc., New Term Loan B-2, 4.0%, 11/23/2017		412,516	412,477
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		400,000	402,500
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		297,000	298,331
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		2,745,790	2,750,362
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *		365,375	236,445

			5,570,517
Sovereign Loans 1.2%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,250,000	1,273,125
Gazprom OAO, 144A, 4.95%, 5/23/2016		1,800,000	1,842,750
Oschadbank, 8.25%, 3/10/2016		425,000	364,438
Russian Railways, 5.739%, 4/3/2017		855,000	887,062
Sberbank of Russia, 144A, 6.125%, 2/7/2022 (c)		300,000	298,881
Vimpel Communications, 144A, 7.748%, 2/2/2021		800,000	772,000

			5,438,256

Total Loan Participations and Assignments (Cost $11,010,816)			11,008,773
Municipal Bonds and Notes 1.2%
Chicago, IL, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041		855,000	998,572
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028 (f)		1,700,000	1,892,491
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		855,000	927,966
Port Authority of New York & New Jersey, 4.926%, 10/1/2051 (f)		1,510,000	1,641,747

Total Municipal Bonds and Notes (Cost $4,934,407)			5,460,776
Convertible Bonds 3.2%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		350,000	540,750
Hengdeli Holdings Ltd., 2.5%, 10/20/2015	HKD	1,000,000	126,688
Sonic Automotive, Inc., 5.0%, 10/1/2029		155,000	212,737
Virgin Media, Inc., 6.5%, 11/15/2016		133,000	201,163

			1,081,338
Consumer Staples 0.4%
AEON Co., Ltd., Series 7, 0.3%, 11/22/2013	JPY	15,000,000	228,514
Archer-Daniels-Midland Co., 0.875%, 2/15/2014		501,000	506,010
Marine Harvest ASA, 4.5%, 2/23/2015	EUR	100,000	120,994
Molson Coors Brewing Co., 2.5%, 7/30/2013		300,000	316,875
Pescanova SA, 5.125%, 4/20/2017	EUR	100,000	119,751
Tem, Series DG, 4.25%, 1/1/2015	EUR	48,053	65,002
Tyson Foods, Inc., 3.25%, 10/15/2013		240,000	294,300

			1,651,446
Energy 0.0%
Alliance Oil Co., Ltd., 7.25%, 7/16/2014		100,000	101,594
China Petroleum & Chemical Corp., Zero Coupon, 4/24/2014	HKD	730,000	111,543

			213,137
Financials 0.8%
Billion Express Investments Ltd., 0.75%, 10/18/2015		800,000	878,000
Boston Properties LP, 144A, 3.625%, 2/15/2014		225,000	247,219
Glory River Holdings Ltd., 1.0%, 7/29/2015	HKD	900,000	113,148
Industrivarden AB, REG S, 1.875%, 2/27/2017	EUR	300,000	377,699
Kloeckner & Co. Financial Services SA, 1.5%, 7/27/2012	EUR	100,000	129,628
Lukoil International Finance BV, 2.625%, 6/16/2015		700,000	739,550
ORIX Corp., Series 3, 1.0%, 3/31/2014	JPY	33,000,000	504,482
Paka Capital Ltd., Zero Coupon, 3/12/2013		100,000	99,600
QBE Funding Trust, Zero Coupon, 5/12/2030		700,000	430,500

			3,519,826
Health Care 0.5%
Amgen, Inc., Series B, 0.375%, 2/1/2013		375,000	386,719
Dendreon Corp., 2.875%, 1/15/2016		110,000	91,713
Gilead Sciences, Inc., Series C, 1.0%, 5/1/2014		450,000	543,937
Medtronic, Inc., Series B, 1.625%, 4/15/2013		375,000	380,156
Mylan, Inc., 1.25%, 3/15/2012		140,000	139,300
Shire PLC, 2.75%, 5/9/2014		450,000	519,525

			2,061,350
Industrials 0.1%
Asahi Glass Co., Ltd., Zero Coupon, 11/14/2014	JPY	30,000,000	392,285
Information Technology 0.8%
Advanced Micro Devices, Inc., 6.0%, 5/1/2015		400,000	406,500
EMC Corp., Series B, 1.75%, 12/1/2013		230,000	381,225
Epistar Corp., Zero Coupon, 1/27/2016		200,000	186,600
Hitachi Ltd., Series 8, 0.1%, 12/12/2014	JPY	22,000,000	395,194
Hon Hai Precision Industry Co., Ltd., Zero Coupon, 10/12/2013		100,000	98,750
Intel Corp., 2.95%, 12/15/2035		675,000	758,531
Microsoft Corp., 144A, Zero Coupon, 6/15/2013		500,000	518,750
SanDisk Corp., 1.0%, 5/15/2013		225,000	223,594
Symantec Corp., Series B, 1.0%, 6/15/2013		375,000	419,062

			3,388,206
Materials 0.1%
Anglogold Ashanti Holdings Finance PLC, 3.5%, 5/22/2014		100,000	115,750
Newmont Mining Corp., Series A, 1.25%, 7/15/2014		133,000	189,193
Talvivaara Mining Co., PLC, 4.0%, 12/16/2015	EUR	100,000	107,914

			412,857
Telecommunication Services 0.0%
SK Telecom Co., Ltd., 1.75%, 4/7/2014		130,000	137,540
Other Government Related (d) 0.3%
Kreditanstalt fuer Wiederaufbau:
1.5%, 7/30/2014	EUR	500,000	730,546
3.25%, 6/27/2013	EUR	600,000	807,197

			1,537,743

Total Convertible Bonds (Cost $14,867,670)			14,395,728
Preferred Securities 0.8%
Financials 0.7%
Capital One Capital VI, 8.875%, 5/15/2040		1,670,000	1,756,720
JPMorgan Chase Capital XXIII, 1.457% **, 5/15/2047		1,000,000	700,947
USB Capital XIII Trust, 6.625%, 12/15/2039		855,000	874,152

			3,331,819
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029		530,000	414,725

Total Preferred Securities (Cost $3,563,946)			3,746,544

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $14,000)	14	12,913

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	8,766	4,383
Postmedia Network Canada Corp.*	4,746	28,163
Trump Entertainment Resorts, Inc.*	23	19
Vertis Holdings, Inc.*	226	124

		32,689
Industrials 0.0%
Congoleum Corp.*	9,600	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	10,608	0
GEO Specialty Chemicals, Inc. 144A*	966	0
Wolverine Tube, Inc.*	2,973	74,325

		74,325

Total Common Stocks (Cost $262,606)		107,014
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	574	97
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	315	4,899

Total Warrants (Cost $70,220)		4,996
Open-End Investment Company 2.3%
DWS Floating Rate Fund "Institutional" (g) (Cost $9,281,853)	1,119,015	10,339,699
	Contracts	Value ($)

Call Options Purchased 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 5/25/2012, Strike Price $135.0 (Cost $22,007)	60	30,937
Put Options Purchased 0.0%
90 Day Eurodollar Future, Expiration Date 3/19/2012, Strike Price $99.25 (Cost $90,170)	400	5,000

	Shares	Value ($)

Securities Lending Collateral 2.8%
Daily Assets Fund Institutional, 0.24% (h) (i) (Cost $12,586,056)	12,586,056	12,586,056
Cash Equivalents 6.7%
Central Cash Management Fund, 0.07% (h) (Cost $29,870,215)	29,870,215	29,870,215

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $444,167,499) †	101.5	454,671,613
Other Assets and Liabilities, Net	(1.5)	(6,572,716)

Net Assets	100.0	448,098,897

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	270,000	USD	272,475	169
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	218,377	EUR	62,954	171
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	365,375	USD	365,147	236,445
					700,576	236,785

*	Non-income producing security. In the case of a bond or senior loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2012.

***	These securities are shown at their current rate as of January 31, 2012.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $445,396,168.  At January 31, 2012, net unrealized appreciation for all securities based on tax cost was $9,275,445.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,443,081 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,167,636.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2012 amounted to $12,084,820, which is 2.7% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At January 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Taxable issue.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principle.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.

At January 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	AUD	3/15/2012	38	4,776,173	29,979
10 Year Canadian Government Bond	CAD	3/21/2012	100	13,420,764	96,220
10 Year Japanese Government Bond	JPY	3/9/2012	2	3,741,538	2,854
10 Year U.S. Treasury Note	USD	3/21/2012	30	3,967,500	7,434
Federal Republic of Germany Euro-Bund	EUR	3/8/2012	124	22,662,326	320,743
Federal Republic of Germany Euro-Schatz	EUR	3/8/2012	23	3,322,302	2,976
Ultra Long U.S. Treasury Bond	USD	3/21/2012	8	1,279,750	30,003
United Kingdom Long Gilt Bond	GBP	3/28/2012	100	18,476,264	184,849
Total unrealized appreciation					675,058

At January 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	3/21/2012	56	7,515,628	(137,769)
10 Year U.S. Treasury Note	USD	3/21/2012	54	7,141,500	(113,608)
2 Year U.S. Treasury Note	USD	3/30/2012	7	1,545,250	(2,308)
United Kingdom Long Gilt Bond	GBP	3/28/2012	3	554,288	(1,137)
Total unrealized depreciation					(254,822)

At January 31, 2012, open written option contracts were as follows:

Written Options	Contract Amount	Expiration Date	Strike Price ($)	Value ($) (j)

Put Options
90 Day Eurodollar Future (Premiums received $49,830)	400	3/19/2012	99.0	2,500

(j)	Unrealized appreciation at January 31, 2012 was $47,330.

At January 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (l)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/21/2009 12/20/2014	1,710,0001	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA+	(5,713)	(43,280)	37,568
6/21/2010 9/20/2013	400,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	25,258	4,903	20,355
6/21/2010 9/20/2015	560,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	49,843	(9,983)	59,826
12/20/2010 3/20/2016	1,710,0004	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB	(13,167)	(656)	(12,511)
3/21/2011 6/20/2016	740,0001	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	18,479	24,291	(5,812)
Total net unrealized appreciation					99,426

(k)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
(l)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At January 31, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

11/28/2012 11/28/2013	14,100,0004	Floating — 3 Month JPY LIBOR	Floating — LIBOR	(86,397)	—	(86,397)
11/26/2012 11/26/2013	7,000,0001	Floating — 3 Month JPY LIBOR	Floating — LIBOR	(50,479)	—	(50,479)
10/1/2012 10/1/2021	12,000,0005	Fixed — 2.375%	Floating — LIBOR	(396,595)	3,382	(399,977)
4/13/2012 4/13/2016	8,500,0006	Floating — LIBOR	Fixed — 1.22%	132,173	—	132,173
10/1/2012 10/1/2042	7,500,0005	Floating — LIBOR	Fixed — 2.96%	406,670	—	406,670
11/12/2010 11/12/2025	1,630,0004	Floating — LIBOR	Floating — 4.452%††	40,089	—	40,089
11/15/2010 11/15/2025	1,630,0007	Floating — LIBOR	Floating — 4.457%††	157,820	—	157,820
11/16/2010 11/16/2025	810,0004	Floating — LIBOR	Floating — 4.46%††	20,150	—	20,150
11/19/2010 11/19/2025	810,0007	Floating — LIBOR	Floating — 4.479%††	76,189	—	76,189
11/23/2010 11/23/2025	410,0004	Floating — LIBOR	Floating — 4.495%††	9,966	—	9,966
Total net unrealized appreciation					306,204

††	These interest rate swaps are shown at their current rate as of January 31, 2012.

At January 31, 2012, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

4/26/2011 4/26/2012	6,900,0006	0.07%	BNP Paribas BPSTAR Enhanced Momentum Index	2,782	—	2,782
6/9/2010 6/1/2012	15,500,0002	0.45%	Citi Global Interest Rate Strategy Index	(264,687)	—	(264,687)
Total net unrealized depreciation					(261,905)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citibank, Inc.
3	Bank of America
4	Morgan Stanley
5	The Goldman Sachs & Co.
6	BNP Paribas
7	Barclays Bank PLC
LIBOR: London InterBank Offered Rate
As of January 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	4,106,882	JPY	320,000,000	2/7/2012	91,794	BNP Paribas
USD	3,825,880	CHF	3,600,000	2/7/2012	85,395	Morgan Stanley
USD	10,485,797	GBP	6,800,000	2/7/2012	229,077	BNP Paribas
EUR	4,660,000	USD	6,264,792	2/7/2012	169,205	UBS AG
CHF	3,600,000	USD	3,964,950	2/7/2012	53,675	Morgan Stanley
EUR	1,850,000	USD	2,495,632	2/17/2012	80,758	State Street Bank & Trust Co.
USD	1,495,382	CHF	1,420,000	2/21/2012	45,069	UBS AG
USD	1,143,918	NOK	6,900,000	2/21/2012	29,961	UBS AG
USD	1,285,142	SEK	8,930,000	2/21/2012	23,621	UBS AG
USD	1,115,798	JPY	85,700,000	2/21/2012	7,038	UBS AG
USD	10,484,512	GBP	6,800,000	3/6/2012	227,927	Nomura International PLC
USD	9,022,015	AUD	8,800,000	3/6/2012	283,862	BNP Paribas
USD	4,331,223	EUR	3,400,000	3/6/2012	116,486	JPMorgan Chase Securities, Inc.
AUD	8,800,000	USD	9,345,873	3/6/2012	39,995	UBS AG
EUR	6,500,000	USD	8,523,437	3/6/2012	20,465	UBS AG
USD	8,593,191	JPY	660,000,000	4/27/2012	75,444	UBS AG
Total unrealized appreciation					1,579,772

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	6,219,357	EUR	4,660,000	2/7/2012	(123,770)	Morgan Stanley
JPY	320,000,000	USD	4,098,245	2/7/2012	(100,430)	Nomura International PLC
GBP	6,800,000	USD	10,652,125	2/7/2012	(62,748)	Nomura International PLC
EUR	4,630,000	USD	5,896,629	2/21/2012	(147,125)	UBS AG
GBP	680,000	USD	1,043,487	2/21/2012	(27,522)	UBS AG
AUD	40,000	USD	41,404	2/21/2012	(894)	UBS AG
NZD	2,240,000	USD	1,785,757	2/21/2012	(58,705)	UBS AG
CAD	1,650,000	USD	1,625,215	2/21/2012	(15,658)	UBS AG
EUR	2,398,500	USD	3,126,055	2/27/2012	(11,453)	JPMorgan Chase Securities, Inc.
EUR	3,400,000	USD	4,324,616	3/6/2012	(123,092)	Nomura International PLC
GBP	3,400,000	USD	5,198,807	3/6/2012	(157,412)	BNP Paribas
GBP	8,800,000	USD	13,645,373	3/6/2012	(217,784)	Bank of America
GBP	2,700,000	USD	4,233,681	3/6/2012	(19,788)	JPMorgan Chase Securities, Inc.
JPY	660,000,000	USD	8,456,627	4/27/2012	(212,008)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(1,278,389)

Currency Abbreviations

ARS	Argentine Peso	HKD	Hong Kong Dollar
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar
GBP	British Pound

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(m)
Corporate Bonds	$—	$255,498,517	$1,043,187	$256,541,704
Asset-Backed	—	4,848,434	—	4,848,434
Commercial Mortgage-Backed Securities	—	9,753,361	—	9,753,361
Collateralized Mortgage Obligations	—	21,313,650	—	21,313,650
Government & Agency Obligations	—	74,645,813	—	74,645,813
Loan Participations and Assignments	—	11,008,773	—	11,008,773
Municipal Bonds and Notes	—	5,460,776	—	5,460,776
Convertible Bonds	—	14,395,728	—	14,395,728
Preferred Securities	—	3,746,544	—	3,746,544
Other Investments	—	—	12,913	12,913
Common Stocks(m)	32,546	—	74,468	107,014
Warrants(m)	—	—	4,996	4,996
Open-End Investment Company	10,339,699	—	—	10,339,699
Short-Term Investments(m)	42,456,271	—	—	42,456,271
Derivatives(n)	710,995	2,543,360	—	3,254,355
Total	$53,539,511	$403,214,956	$1,135,564	$457,890,031

Liabilities
Derivatives(n)	$(257,322)	$(2,098,252)	$—	$(2,355,574)
Total	$(257,322)	$(2,098,252)	$—	$(2,355,574)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.
(m)	See Investment Portfolio for additional detailed categorizations.
(n)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts, forward foreign currency exchange contracts and written options, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Other Investments	Common Stocks	Warrants	Total
Balance as of October 31, 2011	$1,019,140	$14,000	$88,592	$1,433	$1,123,165
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	12,924	(1,087)	(14,124)	3,563	1,276
Amortization premium/discount	1,932	—	—	—	1,932
Purchases	9,191	—	—	—	9,191
(Sales)	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of January 31, 2012	$1,043,187	$12,913	$74,468	$4,996	$1,135,564
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2012	$12,924	$(1,087)	$(14,124)	$3,563	$1,276

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$99,426	$—	$—
Foreign Exchange Contracts	$—	$—	$301,383	$—
Interest Rate Contracts	$420,236	$44,299	$—	$(28,910)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Unconstrained Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012